Net Debt	6 Months Ended
Jun. 30, 2023
Net Debt.
Net Debt

Note 3:  Net debt

The table below provides an analysis of Net Debt and a reconciliation of Net Cash Flow to the movement in Net Debt. The Group monitors Net Debt as part of its capital-management policy as described in Note 28 of the Annual Report and Form 20-F Information 2022. Net Debt is a non-GAAP financial measure.

Table 25: Net debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2023	flow	Acquisitions	& other	movements	2023
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(22,965)	(3,827)	-	2,587	(124)	(24,329)
Non-current instalments of leases	(725)	(1)	(6)	10	-	(722)
Total long-term debt	(23,690)	(3,828)	(6)	2,597	(124)	(25,051)
Current instalments of loans	(4,964)	3,409	-	(2,594)	14	(4,135)
Current instalments of leases	(228)	141	(2)	(146)	4	(231)
Bank collateral received	(89)	(61)	-	-	-	(150)
Other short-term borrowings excluding overdrafts	(78)	(11)	-	-	11	(78)
Overdrafts	(183)	(10)	-	-	-	(193)
Total current debt	(5,542)	3,468	(2)	(2,740)	29	(4,787)
Gross borrowings	(29,232)	(360)	(8)	(143)	(95)	(29,838)
Net derivative financial instruments	(96)	(27)	-	179	-	56
Net borrowings	(29,328)	(387)	(8)	36	(95)	(29,782)
Cash and cash equivalents	6,166	(455)	-	-	(47)	5,664
Other investments - current	239	(90)	-	-	(1)	148
Cash and investments	6,405	(545)	-	-	(48)	5,812
Net debt	(22,923)	(932)	(8)	36	(143)	(23,970)

Non-cash movements in the period include fair value adjustments under IFRS 9 Financial Instruments.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 30 June 2023 was $150m (31 December 2022: $89m) and the carrying value of such cash collateral posted by the Group at 30 June 2023 was $136m (31 December 2022: $162m).

The equivalent GAAP measure to Net debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta Pharma share purchase liability of $805m (31 December 2022: $1,646m),  which is shown in current other payables.

Net debt increased by $1,047m in the half to $23,970m. Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1.

During the six months ended 30 June 2023, there were no changes to the Company’s solicited credit ratings issued by Standard and Poor’s (long term: A; short term: A-1)  and from Moody’s (long term: A3; short term: P-2).